SonicSharesTM Airlines, Hotels, Cruise Lines ETF

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 0.8%
Joby Aviation, Inc. (1)(2)	11,208	$81,818

Airlines - 41.6%
Air Canada (1)	1,580	26,430
Air China Ltd. - H Shares	115,357	80,492
Air France-KLM (1)(2)	12,185	53,640
Alaska Air Group, Inc. (1)	2,350	122,435
Allegiant Travel Co. (1)	333	62,284
American Airlines Group, Inc. (1)(2)	23,285	418,199
ANA Holdings, Inc. (2)	12,535	261,738
Cathay Pacific Airways Ltd.	163,403	133,928
China Eastern Airlines Corp. Ltd. - H Shares	130,236	49,279
China Southern Airlines Co. Ltd. - H Shares	107,783	64,562
Copa Holdings SA - Class A (1)(2)	590	48,769
Delta Air Lines, Inc. (1)	12,446	486,390
Deutsche Lufthansa AG	22,279	156,575
easyJet PLC	14,154	106,590
Frontier Group Holdings, Inc. (1)	3,989	54,131
International Consolidated Airlines Group SA	93,166	179,793
Japan Airlines Co. Ltd.	11,200	213,583
JET2 PLC	4,061	61,330
JetBlue Airways Corp. (1)	5,963	84,913
Qantas Airways Ltd.	35,771	130,297
Ryanair Holdings PLC (1)	4,313	441,349
Singapore Airlines Ltd.	56,386	208,705
SkyWest, Inc. (1)	945	37,139
Southwest Airlines Co. (1)	10,055	430,756
Spirit Airlines, Inc. (1)	2,031	44,377
United Airlines Holdings, Inc. (1)	9,733	426,111
Wizz Air Holdings PLC (1)	1,921	108,967
		4,492,762
Entertainment - 1.2%
Marriott Vacations Worldwide Corp.	794	134,170

Leisure Time - 15.3%
Carnival Corp. (1)(2)	25,508	513,221
Fosun Tourism Group	31,033	41,716
Norwegian Cruise Line Holdings Ltd. (1)(2)	23,807	493,757
Royal Caribbean Cruises Ltd. (1)	6,622	509,232
TUI AG (2)	30,036	92,258
		1,650,184
Lodging - 25.8%
Accor SA	4,947	160,053
Choice Hotels International, Inc.	1,042	162,542
Hilton Grand Vacations, Inc. (1)	2,229	116,153
Hilton Worldwide Holdings, Inc. (1)	3,271	510,243
Huazhu Group Ltd. (1)	9,925	370,600
Hyatt Hotels Corp. - Class A (1)	947	90,817
InterContinental Hotels Group PLC (1)	6,692	433,347
Marriott International, Inc. (1)	3,021	499,190
Resorttrust, Inc.	2,743	44,758
Travel + Leisure Co.	1,616	89,316
Whitbread PLC (1)	3,824	155,123
Wyndham Hotels & Resorts, Inc.	1,746	156,529
		2,788,671
Real Estate Investment Trusts (REITs) - 15.0%
Apple Hospitality REIT, Inc.	4,282	69,154
DiamondRock Hospitality Co. (1)	3,947	37,931
Host Hotels & Resorts, Inc. (1)	25,670	446,401
Japan Hotel REIT Investment Corp.	112	54,660
MGM Growth Properties, LLC - Class A	2,936	119,936
Park Hotels & Resorts, Inc. (1)	4,432	83,676
Pebblebrook Hotel Trust	2,462	55,075
RLJ Lodging Trust	3,123	43,503
Ryman Hospitality Properties, Inc. (1)	1,031	94,811
Service Properties Trust	3,095	27,205
Sunstone Hotel Investors, Inc. (1)	4,112	48,234
VICI Properties, Inc.	16,638	500,970
Xenia Hotels & Resorts, Inc. (1)	2,141	38,774
		1,620,330
Total Common Stocks
(Cost $11,088,969)		10,767,935

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund- Class X, 0.026% (3)	27,924	27,924
Total Short-Term Investments
(Cost $27,924)		27,924

Investments Purchased with Proceeds from Securities Lending - 9.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120% (3)	1,000,605	1,000,605
Total Investments Purchased With Collateral From Securities Lending
(Cost $1,000,605)		1,000,605

Total Investments in Securities - 109.3%
(Cost $12,117,498)		11,796,464
Other Liabilities in Excess of Assets - (9.3)%		(998,310)
Total Net Assets - 100.0%		$10,798,154

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of December 31, 2021. Total loaned securities had a value of $961,307 or 8.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of Decemer 31, 2021.

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The SonicShares TRYP ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$10,767,935	$–	$–	$10,767,935
Short-Term Investments	–	27,924	–	–	27,924
Investments Purchased With Collateral From Securities Lending (2)	1,000,605	–	–	–	1,000,605
Total Investments in Securities	$1,000,605	$10,795,859	$–	$–	$11,796,464

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.